Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss)	$ (86)	$ 235	$ 274
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations	52	5	13
Depreciation and amortization	330	354	344
Stock-based compensation expense	72	77	61
Deferred income taxes	14	173	10
Gain on sale of property, plant and equipment and other assets	(2)	(3)	0
Loss on divestiture	0	0	2
Goodwill and Long-Lived Intangible Asset Impairment	239	1	2
Changes in assets and liabilities:
Receivables	(155)	29	(89)
Inventories	(70)	(68)	(86)
Current payables and accrued expenses	198	(78)	216
Deferred service revenue and customer deposits	(13)	10	88
Employee benefit plans	(60)	(4)	33
Other assets and liabilities	53	21	28
Net cash provided by operating activities	572	752	896
Investing activities
Expenditures for property, plant and equipment	(143)	(128)	(73)
Proceeds from Sale of property, plant, and equipment	3	6	0
Additions to capitalized software	(170)	(166)	(154)
Business acquisitions, net	(206)	(8)	0
Proceeds from divestiture	0	3	47
Other investing activities, net	(4)	3	(9)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(520)	(290)	(189)
Financing activities
Short term borrowings, net	(1)	(4)	(8)
Payments on term credit facilities	(51)	(61)	(97)
Payments on revolving credit facilities	(2,233)	(1,940)	(1,431)
Borrowings on revolving credit facilities	2,453	1,940	1,331
Debt issuance costs	0	0	(9)
Repurchase of company common stock	(210)	(350)	(250)
Tax withholding payments on behalf of employees	(36)	(31)	(16)
Proceeds from employee stock plans	20	15	15
Other financing activities	0	(3)	(2)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(58)	(434)	(467)
Cash flows from discontinued operations
Net cash used in discontinued operations operating activities	(36)	(8)	(39)
Effect of Exchange Rate changes on cash and cash equivalents	(25)	16	(29)
Decrease in cash, cash equivalents, and restricted cash	(67)	36	172
Cash, Cash Equivalents, Restricted Cash and Restricted Cash at beginning of period	543	507	335
Cash and Cash Equivalents, at Carrying Value	464	537	498
Restricted Cash	12	6	9
Cash, Cash Equivalents, Restricted Cash and Restricted Cash at end of period	476	543	507
Income Taxes Paid, Net	106	98	66
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ 160	$ 159	$ 155